Leases - Summary of Movements in Right of Use Assets (Detail) $ in Millions	12 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	$ 492
Assets recognised on adoption of IFRS 16	2,154
Additions	436
Remeasurements of index-linked freight contracts	733
Depreciation expensed during the period	(656)
Depreciation classified as exploration	(34)
Impairments, net of reversals	(24)
Transfers and other movements	(54)
At the end of the financial year	3,047
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the financial year	4,153
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the financial year	(1,106)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Assets recognised on adoption of IFRS 16	754
Additions	104
Depreciation expensed during the period	(113)
Impairments, net of reversals	(2)
Transfers and other movements	(54)
At the end of the financial year	689
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the financial year	804
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the financial year	(115)
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the beginning of the financial year	492
Assets recognised on adoption of IFRS 16	1,400
Additions	332
Remeasurements of index-linked freight contracts	733
Depreciation expensed during the period	(543)
Depreciation classified as exploration	(34)
Impairments, net of reversals	(22)
At the end of the financial year	2,358
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the financial year	3,349
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At the end of the financial year	$ (991)